Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.18%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–4.89%
Invesco Global Real Estate Income Fund, Class R6(b)	2.47%	$24,464,886	$1,185,320	$(2,228,426)	$1,314,698	$(216,843)	$684,161	2,800,824	$24,563,226
Invesco Macro Allocation Strategy Fund, Class R6	2.42%	22,693,763	774,113	—	653,936	—	—	3,120,545	24,121,812
Total Alternative Funds		47,158,649	1,959,433	(2,228,426)	1,968,634	(216,843)	684,161		48,685,038
Domestic Equity Funds–49.85%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	6.16%	45,078,869	7,013,087	—	9,301,088	—	—	1,787,279	61,393,044
Invesco Main Street Small Cap Fund, Class R6	5.87%	59,296,894	—	(7,812,193)	4,362,334	2,603,202	—	2,472,514	58,450,237
Invesco NASDAQ 100 ETF	10.19%	44,463,212	57,074,142	(14,043,061)	12,774,451	1,268,362	405,075	505,537	101,537,106
Invesco Russell 1000® Dynamic Multifactor ETF	13.81%	116,773,805	16,945,998	—	3,813,357	—	1,498,726	2,595,455	137,533,160
Invesco S&P 500® Low Volatility ETF	—	79,153,115	—	(81,426,251)	(9,037,734)	11,310,870	316,360	—	—
Invesco S&P 500® Pure Growth ETF	—	45,570,799	—	(51,092,382)	(12,747,619)	18,269,202	—	—	—
Invesco S&P 500® Pure Value ETF(d)	8.97%	—	87,609,179	(3,261,617)	4,871,340	92,346	1,482,824	1,004,400	89,311,248
Invesco Value Opportunities Fund, Class R6	4.85%	27,375,578	15,936,933	(3,303,988)	8,080,791	205,097	—	2,177,386	48,294,411
Total Domestic Equity Funds		417,712,272	184,579,339	(160,939,492)	21,418,008	33,749,079	3,702,985		496,519,206
Fixed Income Funds–22.48%
Invesco Core Bond Fund, Class R6	9.80%	—	100,317,751	(6,512,253)	3,689,085	152,617	2,506,549	16,777,869	97,647,200
Invesco Core Plus Bond Fund, Class R6	4.78%	68,173,810	1,974,380	(23,376,340)	6,626,567	(5,772,313)	1,974,302	5,034,472	47,626,104
Invesco Emerging Markets Sovereign Debt ETF	0.63%	—	5,930,950	—	329,012	—	223,996	291,161	6,259,962
Invesco Equal Weight 0-30 Year Treasury ETF	2.63%	37,216,013	—	(10,959,396)	2,809,881	(2,917,791)	715,841	899,199	26,148,707
Invesco Floating Rate ESG Fund, Class R6	1.23%	6,465,434	5,958,067	—	(156,286)	—	736,690	1,825,478	12,267,215
Invesco High Yield Fund, Class R6	1.25%	28,964,566	865,049	(17,613,897)	(211,140)	471,958	865,008	3,465,704	12,476,536
Invesco Income Fund, Class R6	—	9,138,562	119,871	(9,271,526)	626,873	(613,780)	119,872	—	—
Invesco International Bond Fund, Class R6	—	9,830,404	101,840	(9,732,981)	(743,661)	544,398	101,840	—	—
Invesco Senior Floating Rate Fund, Class R6	—	14,613,199	293,808	(14,973,832)	261,124	(194,299)	293,807	—	—
Invesco Taxable Municipal Bond ETF	—	31,085,248	—	(30,507,426)	4,576,790	(5,154,612)	189,295	—	—
Invesco Variable Rate Investment Grade ETF	2.16%	8,944,596	12,585,065	—	(13,479)	—	861,714	857,731	21,516,182
Total Fixed Income Funds		214,431,832	128,146,781	(122,947,651)	17,794,766	(13,483,822)	8,588,914		223,941,906
Foreign Equity Funds–22.61%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.60%	27,929,567	—	(13,193,235)	2,314,052	(1,122,594)	—	445,284	15,927,790
Invesco Developing Markets Fund, Class R6	1.28%	29,955,555	—	(18,420,742)	3,611,546	(2,419,598)	—	307,558	12,726,761
Invesco FTSE RAFI Developed Markets ex-U.S. ETF(d)	3.35%	24,458,992	6,782,515	(695,312)	2,805,979	8,784	861,437	639,957	33,360,958
Invesco Global Fund, Class R6	7.40%	78,623,828	—	(17,645,857)	12,710,935	(3,397)	—	679,568	73,685,509
Invesco Global Infrastructure Fund, Class R6	0.98%	9,046,020	924,471	(1,266,952)	949,479	112,290	184,500	765,907	9,765,308
Invesco International Developed Dynamic Multifactor ETF(d)	2.75%	—	27,950,819	(621,946)	53,699	4,122	871,883	1,073,988	27,386,694
Invesco International Small-Mid Company Fund, Class R6	3.95%	19,230,733	18,632,646	(905,341)	2,539,669	(100,010)	—	859,836	39,397,697
Invesco Oppenheimer International Growth Fund, Class R6	1.30%	20,111,232	—	(8,763,075)	1,060,372	524,147	—	330,928	12,932,676
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.18%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Invesco S&P Emerging Markets Low Volatility ETF	—	$41,843,375	$—	$(41,634,173)	$(2,506,356)	$2,297,154	$269,320	—	$—
Invesco S&P International Developed Low Volatility ETF	—	18,580,791	—	(18,593,834)	(433,716)	446,759	—	—	—
Total Foreign Equity Funds		269,780,093	54,290,451	(121,740,467)	23,105,659	(252,343)	2,187,140		225,183,393
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(e)	0.12%	2,452,374	76,902,178	(78,157,375)	—	—	77,315	1,197,177	1,197,177
Invesco Liquid Assets Portfolio, Institutional Class	—	1,783,598	51,043,127	(52,825,885)	(212)	(628)	49,146	—	—
Invesco Treasury Portfolio, Institutional Class, 4.78%(e)	0.23%	2,802,713	92,317,341	(92,865,664)	—	—	96,357	2,254,390	2,254,390
Total Money Market Funds		7,038,685	220,262,646	(223,848,924)	(212)	(628)	222,818		3,451,567
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $864,292,987)	100.18%	956,121,531	589,238,650	(631,704,960)	64,286,855	19,795,443	15,386,018		997,781,110

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.30%
Invesco Private Government Fund, 4.96%(e)(f)	0.08%	806	52,639,232	(51,815,117)	—	—	50,826(g)	824,921	824,921
Invesco Private Prime Fund, 5.02%(e)(f)	0.22%	2,074	134,580,439	(132,433,371)	—	(2,018)	137,361(g)	2,146,265	2,147,124
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,972,045)	0.30%	2,880	187,219,671	(184,248,488)	—	(2,018)	188,187		2,972,045
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $867,265,032)	100.48%	$956,124,411	$776,458,321	$(815,953,448)	$64,286,855	$19,793,425	$15,574,205		$1,000,753,155
OTHER ASSETS LESS LIABILITIES	(0.48)%								(4,751,088)
NET ASSETS	100.00%								$996,002,067
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at September 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$994,329,543	$—	$—	$994,329,543
Money Market Funds	3,451,567	2,972,045	—	6,423,612
Total Investments	$997,781,110	$2,972,045	$—	$1,000,753,155
Invesco Select Risk: Growth Investor Fund